Bank Borrowings and Bank Overdraft - Schedule of Reconciliation of Liabilities Arising From Financing Activities (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 MYR (RM)
Bank borrowing
As at beginning of the year	RM 5,032,533	$ 1,232,317	RM 3,262,715	RM 3,262,715
Proceeds from borrowing	738,921	0		2,500,000
Scheduled repayment		(180,939)		(976,305)
Non-cash changes
Finance cost	173,080	42,382	132,800	246,123
As at end of the year	4,466,693	1,093,760		5,032,533
Lease liability
As at beginning of the year/period	1,360,238	333,082	RM 162,577	162,577
Scheduled repayment	(191,308)	(46,846)		(161,328)
Non-cash changes
Addition during the year		0
Modification	1,014	248
Imputed interest	31,444	7,700		40,750
Termination				(37,339)
As at end of the year/period	RM 1,201,388	$ 294,184		RM 1,360,238